Future Principal Payments Required Under Northwestern Loan (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Scheduled Principal Payments For Borrowings [Line Items]
Remainder of 2016	$ 3,976
2016		$ 7,844
2017	8,288	8,288
2018	8,758	8,758
2019	9,254	9,254
2020	9,778	9,778
2021	10,332
2021 and beyond		40,839
2022 and beyond	30,507
Total	$ 80,893	$ 84,761